Variable Portfolio – Managed Volatility Conservative Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.1%
	Shares	Value ($)
International 5.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,334,224	18,865,933
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	286,295	3,235,130
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	379,343	4,294,164
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	393,691	4,322,721
Total		30,717,948
U.S. Large Cap 11.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	96,725	4,985,219
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	115,066	12,191,219
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	173,292	7,557,260
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	609,146	13,267,186
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	173,508	7,813,071
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	84,376	3,764,001
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	53,877	3,693,814
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	92,184	3,748,195
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	68,842	3,616,971
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	71,254	3,125,209
Total		63,762,145
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	34,433	1,738,168
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	44,250	1,787,279
Total		3,525,447
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	81,854	1,015,807
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	81,122	1,004,291
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	42,009	1,296,835
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	36,097	1,302,013
Total		4,618,946
Total Equity Funds (Cost $60,968,242)		102,624,486

Exchange-Traded Equity Funds 0.8%

U.S. Mid Large Cap 0.8%
iShares Core S&P 500 ETF	3,600	2,022,840
Vanguard S&P 500 ETF	4,600	2,363,986
Total		4,386,826
Total Exchange-Traded Equity Funds (Cost $4,414,712)		4,386,826

Exchange-Traded Fixed Income Funds 7.2%

Investment Grade 7.2%
iShares Core U.S. Aggregate Bond ETF	233,000	23,048,360
iShares iBoxx $ Investment Grade Corporate Bond ETF	81,600	8,869,104
Vanguard Intermediate-Term Corporate Bond ETF	105,000	8,584,800
Total		40,502,264
Total Exchange-Traded Fixed Income Funds (Cost $39,722,053)		40,502,264

Fixed Income Funds 55.3%

Investment Grade 55.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,480,124	55,923,469
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,185,513	21,243,189
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,551,593	34,273,491
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,345,331	21,295,609
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,318,312	57,938,922

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,977,010	55,885,046
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,720,990	66,336,169
Total		312,895,895
Total Fixed Income Funds (Cost $346,602,090)		312,895,895

Residential Mortgage-Backed Securities - Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	16,200,000	14,097,806
04/16/2040- 04/14/2055	3.500%	5,100,000	4,674,324
04/16/2040- 04/14/2055	4.000%	14,847,000	13,910,542
04/14/2055	4.500%	11,450,000	10,951,552
04/14/2055	5.000%	5,250,000	5,145,265
Total Residential Mortgage-Backed Securities - Agency (Cost $48,610,646)			48,779,489

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $33,703)	20,000

Put Option Contracts Purchased 0.3%

(Cost $1,472,249)	1,558,795

Money Market Funds 18.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	102,158,018	102,137,586
Total Money Market Funds (Cost $102,118,786)		102,137,586
Total Investments in Securities (Cost: $603,942,481)		612,905,341
Other Assets & Liabilities, Net		(46,761,865)
Net Assets		566,143,476
At March 31, 2025, securities and/or cash totaling $1,763,333 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
700,000 NZD	396,602 USD	Barclays	04/09/2025	—	(895)
1,000,000 SEK	99,209 USD	Barclays	04/30/2025	—	(444)
444,512 USD	350,000 GBP	Barclays	04/30/2025	7,571	—
270,451 USD	40,000,000 JPY	Barclays	04/30/2025	—	(2,928)
694,486 USD	7,000,000 SEK	Barclays	04/30/2025	3,090	—
550,000 EUR	593,716 USD	Citi	04/09/2025	—	(1,223)
600,000 EUR	656,530 USD	Citi	04/30/2025	6,770	—
250,000,000 JPY	1,713,326 USD	Citi	04/30/2025	41,306	—
26,500,000 SEK	2,520,485 USD	Citi	04/30/2025	—	(120,337)
2,468,252 USD	3,950,000 AUD	Citi	04/30/2025	458	—
560,602 USD	800,000 CAD	Citi	04/30/2025	—	(3,918)
710,622 USD	550,000 GBP	Citi	04/30/2025	—	(206)
450,000 EUR	486,729 USD	Goldman Sachs International	04/30/2025	—	(591)
448,702 USD	400,000 CHF	Goldman Sachs International	04/30/2025	4,946	—
750,000 GBP	967,965 USD	HSBC	04/30/2025	—	(785)
4,050,000 NZD	2,282,884 USD	HSBC	04/30/2025	—	(18,167)
499,758 USD	75,000,000 JPY	HSBC	04/30/2025	1,848	—
133,764 USD	20,000,000 JPY	JPMorgan	04/09/2025	—	(317)
436,432 USD	700,000 AUD	Morgan Stanley	04/09/2025	988	—
16,000,000 NOK	1,509,656 USD	Morgan Stanley	04/30/2025	—	(11,176)
1,000,000 NZD	572,352 USD	Morgan Stanley	04/30/2025	4,191	—
2,028,752 USD	1,775,000 CHF	Morgan Stanley	04/30/2025	—	(15,689)
2,243,541 USD	335,000,000 JPY	Morgan Stanley	04/30/2025	—	(3,034)
345,853 USD	600,000 NZD	Morgan Stanley	04/30/2025	—	(4,957)
Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,000,000 NOK	379,399 USD	UBS	04/09/2025	—	(805)
2,300,000 EUR	2,499,778 USD	UBS	04/30/2025	9,031	—
408,447 USD	650,000 AUD	UBS	04/30/2025	—	(2,203)
2,104,961 USD	23,500,000 NOK	UBS	04/30/2025	128,761	—
496,759 USD	5,000,000 SEK	UBS	04/30/2025	1,510	—
258,208 USD	200,000 GBP	Wells Fargo	04/09/2025	138	—
200,000 AUD	126,249 USD	Wells Fargo	04/30/2025	1,251	—
5,500,000 NOK	520,215 USD	Wells Fargo	04/30/2025	—	(2,571)
795,536 USD	700,000 CHF	Wells Fargo	04/30/2025	—	(1,652)
6,207,715 USD	5,900,000 EUR	Wells Fargo	04/30/2025	181,592	—
Total				393,451	(191,898)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	2	06/2025	EUR	1,118,800	—	(53,190)
Euro STOXX 50 Index	3	06/2025	EUR	155,670	—	(6,321)
MSCI Singapore Index	2	04/2025	SGD	77,950	—	(721)
OMXS30 Index	11	04/2025	SEK	2,723,050	—	(20,094)
S&P 500 Index E-mini	24	06/2025	USD	6,783,900	61,340	—
SPI 200 Index	1	06/2025	AUD	196,925	—	(984)
U.S. Treasury 10-Year Note	46	06/2025	USD	5,116,063	58,649	—
U.S. Treasury 2-Year Note	54	06/2025	USD	11,187,281	69,929	—
U.S. Treasury 5-Year Note	133	06/2025	USD	14,384,781	204,614	—
Total					394,532	(81,310)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(7)	06/2025	GBP	(601,440)	9,760	—
Russell 2000 Index E-mini	(11)	06/2025	USD	(1,114,905)	—	(7,892)
TOPIX Index	(3)	06/2025	JPY	(79,860,000)	8,801	—
U.S. Long Bond	(5)	06/2025	USD	(586,406)	4,364	—
U.S. Long Bond	(53)	06/2025	USD	(6,215,906)	—	(92,581)
U.S. Treasury Ultra Bond	(14)	06/2025	USD	(1,711,500)	3,456	—
U.S. Treasury Ultra Bond	(44)	06/2025	USD	(5,379,000)	—	(84,051)
Total					26,381	(184,524)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,122,370	2	5,810.00	06/20/2025	33,703	20,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	19,641,475	35	4,700.00	06/18/2026	516,777	467,950
S&P 500 Index	Morgan Stanley	USD	30,865,175	55	4,600.00	12/18/2026	723,719	865,425
S&P 500 Index	Morgan Stanley	USD	7,295,405	13	4,700.00	12/18/2026	231,753	225,420
Total							1,472,249	1,558,795

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2025 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,122,370)	(2)	5,810.00	06/20/2025	(35,297)	(51,870)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	98,373,516	48,035,121	(44,266,048)	(5,003)	102,137,586	—	5,279	1,061,942	102,158,018
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	4,935,591	470,262	(91,607)	(329,027)	4,985,219	—	110,982	—	96,725
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,064,370	1,269,524	(221,174)	(921,501)	12,191,219	—	175,009	—	115,066
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,017,626	212,900	(1,473,782)	2,166,725	55,923,469	—	(268,675)	—	6,480,124
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,497,766	1,191,320	(279,487)	(852,339)	7,557,260	—	16,876	—	173,292
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	21,019,076	230,513	(377,455)	371,055	21,243,189	—	(160)	—	2,185,513
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	33,144,166	1,063,449	(1,533,147)	1,599,023	34,273,491	—	(428,805)	—	4,551,593
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,341,673	688,051	(1,364,005)	1,200,214	18,865,933	—	86,081	390,895	1,334,224
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	13,120,647	1,518,390	(306,534)	(1,065,317)	13,267,186	—	83,971	—	609,146
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	7,569,164	380,120	(370,293)	234,080	7,813,071	—	8,362	—	173,508
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,692,946	323,624	(91,304)	(187,098)	1,738,168	—	23,749	—	34,433
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,726,513	153,835	(49,365)	(43,704)	1,787,279	—	382	—	44,250
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	992,721	135,516	(35,482)	(76,948)	1,015,807	—	761	—	81,854
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	990,192	185,127	(44,293)	(126,735)	1,004,291	—	1,924	—	81,122
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,951,808	117,403	(605,273)	831,671	21,295,609	—	(96,310)	—	2,345,331
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	57,075,767	470,408	(1,240,416)	1,633,163	57,938,922	—	(240,601)	—	6,318,312
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,662,034	134,885	(176,109)	143,191	3,764,001	—	1,047	—	84,376
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	3,617,251	383,607	(144,661)	(162,383)	3,693,814	—	11,068	—	53,877
Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,631,966	148,619	(159,441)	127,051	3,748,195	—	2,943	—	92,184
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	55,034,818	292,116	(1,171,022)	1,729,134	55,885,046	—	(165,205)	—	5,977,010
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,621,673	559,258	(144,175)	(419,785)	3,616,971	—	15,012	—	68,842
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	65,304,519	353,957	(1,384,625)	2,062,318	66,336,169	—	(171,078)	—	6,720,990
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,075,214	291,006	(61,286)	(179,725)	3,125,209	—	39,770	—	71,254
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,201,324	91,373	(183,089)	125,522	3,235,130	—	63,162	50,094	286,295
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,264,980	266,019	(264,460)	27,625	4,294,164	—	(7,305)	33,433	379,343
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,307,457	169,816	(457,230)	302,678	4,322,721	—	22,947	128,568	393,691
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,257,020	234,183	(54,597)	(139,771)	1,296,835	—	1,021	—	42,009
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,266,984	180,389	(37,527)	(107,833)	1,302,013	—	202	—	36,097
Total	506,758,782			7,936,281	517,657,967	—	(707,591)	1,664,932

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

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1QT7045_12_D01_(05/25)